Long-Term Debt - Schedule of Long-Term Debt (Details) (Parenthetical) - USD ($) $ in Thousands				12 Months Ended
	Sep. 27, 2018	Feb. 28, 2018	Jun. 06, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 12, 2015	Sep. 30, 2013	Feb. 28, 2013	Oct. 12, 2012	Feb. 28, 2009	Sep. 26, 2007
Maximum borrowing capacity												$ 24,560
Amount borrowed											$ 41,600
Total long-term debt outstanding				$ 58,919	$ 63,422
Gain from debt extinguishment					4,306
Total long-term outstanding				58,919
Interest expense on long-term debt				$ 5,122	$ 3,835	$ 2,674
Long-term debt, weighted average interest rate				8.20%	6.00%	3.74%
Previous Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding		$ 26,906
Cash used for refinance of existing indebtedness		2,100
Gain from debt extinguishment		4,306
New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding		$ 20,500
Secured loan term		5 years
Interest rate margin		4.65%
Minimum security collateral cover required | Until February 2020		140.00%
Minimum security collateral cover required | Until February 2022		150.00%
Minimum security collateral cover required | Thereafter 155%		155.00%
New Secured Loan - Secondone and Thirdone [Member]
Total long-term debt outstanding per facility				$ 3,690
Loan amortization profile				Each of Secondone's and Thirdone's outstanding loan balance at December 31, 2019, amounting to $3,690, is repayable in 13 remaining quarterly installments of $100 each amounting to $1,300 in the aggregate, the first falling due in February 2020, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023.
Quarterly installments payable in the aggregate, per facility				$ 1,300
Long-term debt first periodic payment				2020-02
Long-term debt balloon payment year				2023-02
Long-term debt balloon payment, per facility				$ 2,390
Amount of account maintenance per facility, per quarter, until next special survey				$ 30
New Secured Loan - Fourthone [Member]
Loan amortization profile				The outstanding balance of the Fourthone loan of $10,020 is repayable in 13 quarterly installments amounting to $4,620, the first falling due in February 2020, and the last installment accompanied by a balloon payment of $5,400 falling due in February 2023. The first installment, amounting to $300, is followed by four amounting to $330 each, four amounting to $360 each and four amounting to $390.
Long-term debt first periodic payment				2020-02
Long-term debt balloon payment year				2023-02
Quarterly installments payable (13 installments)				$ 4,620
New Secured Loan - Fourthone [Member] | Pyxis Malou Vessel [Member]
Total long-term debt outstanding				10,020
Long term debt balloon payment				5,400
New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Minimum cash deposits				1,450
Amount of account maintenance per quarter, until next special survey				60
Loan Agreement Dated October 12, 2012 [Member] | Pyxis Delta Vessel [Member] | Tranche A [Member]
Amount borrowed									$ 13,500
Long term debt maturity, description			loans from September 2018 to September 2022
Total long-term outstanding				4,050
Early debt prepayment following the sale of Pyxis Delta				4,050
Loan Agreement Dated October 12, 2012 [Member] | Pyxis Theta Vessel [Member] | Tranche B [Member]
Amount borrowed								$ 21,300
Total long-term debt outstanding				$ 11,845
Loan repayment terms				quarterly
Loan amortization profile				The outstanding balance will be $11,845 which will be repayable in 11 remaining quarterly installments of $275 each, amounting to $3,025 in the aggregate, the first falling due in March 2020, and the last installment accompanied by a balloon payment of $8,820 falling due in September 2022.
Long-term debt first periodic payment				2020-03
Long-term debt balloon payment year				2022-09
Long term debt balloon payment				$ 8,820
Long term debt maturity, description			loans from September 2018 to September 2022
Early debt prepayment following sale of Pyxis Delta				1,624
Quarterly installments payable (11 installments)				275
Quarterly installments payable in the aggregate				3,025
Loan Agreement [Member] | Sixthone and Seventhone [Member]
Interest rate margin										3.35%
Minimum cash deposits				$ 1,000
Maximum required leverage ratio				65.00%
Actual leverage ratio				68.00%	68.00%
Difference between actual ratio and required threshold				3.00%	3.00%
Minimum security collateral cover required				130.00%
Previous Secured Loan - Eighthone Corp [Member]
Amount borrowed							$ 21,000
Total long-term debt outstanding	$ 16,000					$ 16,900
New Secured Loan - Eighthone Corp [Member]
Total long-term debt outstanding	$ 24,000
Minimum cash deposits				$ 750
Long term debt maturity, description	September 2023
Quarterly installments payable (14 installments)				Equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity
Dry docking and special survey reserve description				Dry Docking and Special Survey Reserve of $0.25 per day accumulated quarterly.
Deferred fee				If payable, the amount due is calculated as the lesser of (a) 15% of the amount of the loan borrowed under the facility agreement and (b) 15% of the difference between (i) the charter-free fair market value of the vessel plus any dry dock reserve account balance and (ii) any outstanding loan amount at the time of the repayment or maturity of the facility.
New Secured Loan - Eighthone Corp [Member] | First Two Year [Member]
Interest rate margin	11.0% of which 1% can be paid as PIK
New Secured Loan - Eighthone Corp [Member] | Thereafter [Member]
Interest rate margin	11.00%
Minimum security collateral cover required				125.00%
New Secured Loan - Eighthone Corp [Member] | Until September 2020 [Member]
Minimum security collateral cover required				115.00%